NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

NOTE 17 – NET LOSS PER SHARE

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between shares of Common Stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers any issued and outstanding convertible preferred shares to be participating securities as the holders of the convertible preferred shares, as the case may be, would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2021	2020	2019

	(In thousands, except share and per share data)
Numerator:
Net loss	$(33,987)	$(23,746)	$(625)
Less dividends and revaluation attributable to redeemable preferred stock and redeemable convertible preferred stock	33,632	13,636	11,398
Net loss attributable to common stockholders	$(67,619)	$(37,382)	$(12,023)
Denominator:
Weighted average common shares outstanding — basic and diluted	202,881,911	47,007,695	36,114,832
Net loss per share attributable to common stockholders — basic and diluted	$(0.33)	$(0.80)	$(0.33)

NOTE 17 – NET LOSS PER SHARE (continued)

The Company’s potentially dilutive securities, which include stock options, unvested RSUs, redeemable preferred stock, redeemable convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020	2019
Options to purchase common stock and unvested RSUs	34,145,397	8,232,204	9,773,702
Redeemable preferred stock and redeemable convertible preferred stock (as converted to common stock)	53,435,900	111,452,020	111,452,020
Warrants	840,981	222,414	237,978
	88,422,278	119,906,638	121,463,700

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Unaudited
	Three months ended December 31,
	2021	2020

	(In thousands, except share and per share data)
Numerator:
Net loss	$(18,902)	$(11,215)
Less dividends attributable to redeemable preferred stock and redeemable convertible preferred stock	—	3,727
Net loss attributable to common stockholders	$(18,902)	$(14,942)
Denominator:
Weighted average common shares outstanding — basic and diluted	340,580,941	52,076,541
Net loss per share attributable to common stockholders — basic and diluted	$(0.06)	$(0.29)